First Trust Indxx Metaverse ETF Average Annual Total Returns		12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended	176 Months Ended	178 Months Ended	190 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Indxx Metaverse Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.63%	15.28%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	12.60%	11.19%	11.72%	9.63%	9.54%	10.02%
First Trust Indxx Metaverse ETF
Prospectus [Line Items]
Average Annual Return, Percent		28.65%	14.32%
Performance Inception Date	Apr. 19, 2022
First Trust Indxx Metaverse ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.37%	14.10%
First Trust Indxx Metaverse ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.96%	11.23%